Fair Value Information	12 Months Ended
Dec. 31, 2025
Disclosure Of Fair Value Measurement Of Financial Instruments [Abstract]
Fair Value Information
39.
FAIR VALUE INFORMATION

The fair value measurement guidance establishes a framework for measuring fair value and expands disclosure about fair value measurements. The standard describes a fair value hierarchy based on three levels of inputs that may be used to measure fair value. These levels are:

Level 1 fair value measurements: These measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 fair value measurements: These measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

Level 3 fair value measurements: These measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

a.
Financial instruments that are not measured at fair value but for which fair value is disclosed

Except those listed in the table below, the Company considers that the carrying amounts of financial assets and liabilities not measured at fair value approximate their fair values.

	December 31, 2024		December 31, 2025
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In Millions)
Financial assets
Financial assets at amortized cost
Corporate bonds	$2,000	$2,002	$2,020	$2,030
Financial liabilities
Financial liabilities at amortized cost
Bonds payable	$30,488	$30,485	$25,188	$25,197

The fair value of bonds is measured using Level 2 inputs. The valuation of fair value is based on the quoted market prices provided by third party pricing services.

b.
Financial instruments that are measured at fair value on a recurring basis

December 31, 2024

	Level 1	Level 2	Level 3	Total
	(In Millions)
Financial assets at FVTPL
Derivatives	$—	$—	$—	$—
Non-listed stocks	—	—	661	661
Limited partnership	—	—	307	307
Other investing agreements	—	—	37	37
	$—	$—	$1,005	$1,005
Financial assets at FVOCI
Listed and emerging stocks	$126	$—	$—	$126
Non-listed stocks	—	—	4,541	4,541
	$126	$—	$4,541	$4,667
Hedging financial assets	$—	$1	$—	$1
Hedging financial liabilities	$—	$2	$—	$2

December 31, 2025

	Level 1	Level 2	Level 3	Total
	(In Millions)
Financial assets at FVTPL
Derivatives	$—	$3	$—	$3
Non-listed stocks	—	—	641	641
Limited partnership	—	—	500	500
Other investing agreements	—	—	70	70
	$—	$3	$1,211	$1,214
Financial assets at FVOCI
Listed and emerging stocks	$316	$—	$—	$316
Non-listed stocks	—	—	6,490	6,490
	$316	$—	$6,490	$6,806
Financial liabilities at FVTPL
Derivatives	$—	$—	$—	$—
Hedging financial assets	$—	$3	$—	$3
Hedging financial liabilities	$—	$—	$—	$—

There were no transfers between Levels 1 and 2 for the years ended December 31, 2023, 2024 and 2025.

The reconciliations for financial assets measured at Level 3 were listed below:

2023

Financial Assets	Measured at Fair Value through Profit or Loss	Measured at Fair Value through Other Comprehensive Income	Total
	NT$	NT$	NT$
		(In Millions)
Balance at January 1, 2023	$1,020	$3,218	$4,238
Acquisition	133	305	438
Recognized in profit or loss under “Other gains and losses”	(95)	—	(95)
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	—	649	649
Proceeds from capital reduction from investees and profit distribution	(22)	(3)	(25)
Balance at December 31, 2023	$1,036	$4,169	$5,205
Unrealized gain or loss in 2023	$(95)

2024

Financial Assets	Measured at Fair Value through Profit or Loss	Measured at Fair Value through Other Comprehensive Income	Total
	NT$	NT$	NT$
		(In Millions)
Balance at January 1, 2024	$1,036	$4,169	$5,205
Acquisition	159	313	472
Recognized in profit or loss under “Other gains and losses”	(147)	—	(147)
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	—	62	62
Proceeds from capital reduction from investees and profit distribution	(43)	(3)	(46)
Balance at December 31, 2024	$1,005	$4,541	$5,546
Unrealized gain or loss in 2024	$(143)

2025

Financial Assets	Measured at Fair Value through Profit or Loss	Measured at Fair Value through Other Comprehensive Income	Total
	NT$	NT$	NT$
		(In Millions)
Balance at January 1, 2025	$1,005	$4,541	$5,546
Acquisition	326	1,465	1,791
Disposal	—	—	—
Recognized in profit or loss under “Other gains and losses”	(95)	—	(95)
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	—	523	523
Proceeds from capital reduction from investees and profit distribution	(25)	(39)	(64)
Balance at December 31, 2025	$1,211	$6,490	$7,701
Unrealized gain or loss in 2025	$(95)

The fair values of financial assets and financial liabilities of Level 2 are determined as follows:

1)
The fair values of financial assets and financial liabilities with standard terms and conditions and traded in active markets are determined with reference to quoted market prices.
2)
For derivatives, fair values are estimated using discounted cash flow model. Future cash flows are estimated based on observable inputs including forward exchange rates at the end of the reporting periods and the forward and spot exchange rates stated in the contracts, discounted at a rate that reflects the credit risk of various counterparties.

The fair values of non-listed domestic and foreign equity investments and film and drama investing agreements were Level 3 financial assets and determined using the market approach by reference the Price-to-Book ratios (P/B ratios) of peer companies that traded in active markets, using the income approach, in which the discounted cash flow is used to capture the present value of the expected future economic benefits to be derived from the investments, or using assets approach. The significant unobservable inputs used were listed in the below table. An increase in growth rate of long-term revenue, a decrease in discount for the lack of marketability or noncontrolling interests discount, or a decrease in the discount rate would result in increases in the fair values.

	December 31
	2024	2025
Discount for lack of marketability	20.00%-30.00%	10.00%-30.00%
Noncontrolling interests discount	15.00%-29.04%	10.00%-29.04%
Growth rate of long-term revenue	0.12%	1.33%
Discount rate	8.32%-14.40%	8.21%-11.60%

If the inputs to the valuation model were changed to reflect reasonably possible alternative assumptions while all the other variables were held constant, the fair values of Level 3 financial assets would increase (decrease) as below table.

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Discount for lack of marketability
5% increase	$(63)	$(131)
5% decrease	$63	$131
Noncontrolling interests discount
5% increase	$(51)	$(121)
5% decrease	$51	$121
Growth rate of long-term revenue
0.1% increase	$31	$40
0.1% decrease	$(31)	$(40)
Discount rate
1% increase	$(363)	$(458)
1% decrease	$439	$560